SHARE BASED COMPENSATION (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended
	Feb. 28, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025
Shares reserved of common stock				1,500,000
Weighted average grant date fair value				$ 2.27
Unrecognized expense		$ 2,107,979		$ 2,107,979
Weighted average period				9 years 7 months 9 days
Fair value expenses				$ 144,358
Common Stock [Member]
Common stock isssued in intial public offering (over allotment), net of costs, shares			163,569	37,500
Share-Based Payment Arrangement, Option [Member]
Share-based compensation expense				$ 100,000
Performance Shares [Member]
Restricted stock units granted			225,000
Number of restricted stock units vested
Performance Shares [Member] | Chief Executive Officer [Member]
Weighted average grant date fair value				$ 4.00
Stock options granted				225,000
Market Based Award [Member] | Chief Executive Officer [Member]
Weighted average grant date fair value				$ 0.04
Stock options granted				250,000
Market based awards		$ 1,540	$ 831
Restricted Stock Units (RSUs) [Member]
Restricted stock units granted	144,358			75,000
Number of restricted stock units vested				37,500
Stock Warrants [Member]
Stock options granted				72,179
Exercise price		$ 2.00		$ 2.00
Selling, General and Administrative Expenses [Member]
Share-based compensation expense		$ 419,102		$ 749,927
Selling, General and Administrative Expenses [Member] | Share-Based Payment Arrangement, Option [Member]
Share-based compensation expense		340,500		593,431
Selling, General and Administrative Expenses [Member] | Restricted Stock Units (RSUs) [Member]
Share-based compensation expense		$ 77,063		$ 154,125
2024 Plan [Member]
Number of shares available to be issued		200,000		200,000